Reportable Segments and Geographic Information - Segment Information By Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets
Revenue, net	$ 38,023	$ 46,833	$ 35,806
Long-lived assets	37,682	31,567	17,894
United States
Revenues from External Customers and Long-Lived Assets
Revenue, net	30,457	36,256	24,633
Long-lived assets	37,682	31,567	17,894
Austria
Revenues from External Customers and Long-Lived Assets
Revenue, net	4,585	4,975	815
Other countries
Revenues from External Customers and Long-Lived Assets
Revenue, net	2,981	5,602	10,358
Long-lived assets	$ 0	$ 0	$ 0